UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez		Jacksonville Beach, FL    06 November 2007
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		125

Form 13F Information Table Value Total:	              $286,221  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105     1545 77084.000SH       Sole                77084.000
AT&T Corp.                     COM              001957109      401 9468.000 SH       Sole                 9468.000
Alliance Healthcard            COM              01860F103       40 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                             527 17916.000SH       Sole                17916.000
Allstate Corp.                 COM              020002101     1092 19094.000SH       Sole                19094.000
Alltel Corp.                   COM              020039103     2194 31492.000SH       Sole                31492.000
Altria Group, Inc.             COM              718154107      339 4875.000 SH       Sole                 4875.000
American Electric Power        COM              025537101      786 17060.000SH       Sole                17060.000
American Express               COM              025816109     1064 17915.346SH       Sole                17915.346
American International Group,  COM              026874107     3235 47816.000SH       Sole                47816.000
American Natl Ins Co.          COM              028591105     7836 59565.000SH       Sole                59565.000
Anheuser Busch Cos.            COM              035229103      241 4815.000 SH       Sole                 4815.000
Apple Computer                 COM              037833100      376 2450.000 SH       Sole                 2450.000
Applebees International        COM              037899101     1592 64000.000SH       Sole                64000.000
BP plc (ADR)                   COM              055622104      837 12073.000SH       Sole                12073.000
Banco Bilbao Vizcaya Argentari COM                             765 32844.000SH       Sole                32844.000
Bank of America                COM              060505104     7497 149143.167SH      Sole               149143.167
Barrick Gold Corp              COM              067901108     5138 127552.000SH      Sole               127552.000
Baxter Intl. Inc.              COM              071813109      257 4570.000 SH       Sole                 4570.000
Becton Dickinson & Company     COM              075887109      506 6165.000 SH       Sole                 6165.000
Berkshire Hathaway Class B     COM              084670207     8145 2061.000 SH       Sole                 2061.000
Berkshire Hathaway Inc 1/100   COM                             356  300.000 SH       Sole                  300.000
Boeing                         COM              097023105     2136 20343.000SH       Sole                20343.000
Bristol Myers Squibb           COM              110122108     1093 37925.000SH       Sole                37925.000
Canadian National Railway Co   COM              136375102      256 4500.000 SH       Sole                 4500.000
Cardero Resource Corp          COM                             492 270100.000SH      Sole               270100.000
Caterpillar Inc Del Com        COM              149123101     2067 26350.000SH       Sole                26350.000
Charles Schwab & Company       COM              808513105      321 14883.000SH       Sole                14883.000
Chevron Texaco                 COM              166764100     1195 12765.000SH       Sole                12765.000
Cisco Sys Inc.                 COM              17275R102      253 7645.000 SH       Sole                 7645.000
Citigroup Inc.                 COM              172967101     3062 65618.075SH       Sole                65618.075
Coca Cola                      COM              191216100      892 15513.000SH       Sole                15513.000
Colgate Palmolive              COM              194162103      491 6880.000 SH       Sole                 6880.000
Colonial Bancgroup  Inc.       COM                            1881 87001.000SH       Sole                87001.000
Commercial Net Realty          COM              202218103      662 27150.000SH       Sole                27150.000
ConocoPhillips                 COM              20825C104    11846 134972.000SH      Sole               134972.000
Constellation Brands           COM              21036P108     1218 50300.000SH       Sole                50300.000
Duke Energy Corp.              COM              264399106     4457 238493.000SH      Sole               238493.000
E I Dupont De Nemour           COM              263534109      259 5231.120 SH       Sole                 5231.120
EMC Corporation                COM              268648102     1591 76486.000SH       Sole                76486.000
Emerson Electric               COM              291011104    10286 193276.000SH      Sole               193276.000
Equitable Resources, Inc.      COM              294549100      202 3900.000 SH       Sole                 3900.000
Express Scripts, Inc           COM                             670 12000.000SH       Sole                12000.000
Exxon Mobil Corp               COM              302290101     6980 75413.558SH       Sole                75413.558
Florida Rock Industries        COM              341140101    23578 377305.000SH      Sole               377305.000
Flowers Foods, Inc.            COM              343496105      752 34475.000SH       Sole                34475.000
Fortune Brands                 COM              349631101      350 4300.000 SH       Sole                 4300.000
Fpl Group Inc                  COM              302571104      261 4280.000 SH       Sole                 4280.000
General Dynamics               COM              369550108     4872 57680.000SH       Sole                57680.000
General Electric               COM              369604103     9379 226543.000SH      Sole               226543.000
Genuine Parts                  COM              372460105     2630 52597.000SH       Sole                52597.000
H J Heinz                      COM              423074103     2159 46725.992SH       Sole                46725.992
HEICO Corp.                    COM                            1775 35952.000SH       Sole                35952.000
Harrah's Entertainment Inc.    COM              413619107      247 2844.000 SH       Sole                 2844.000
Hawaiian Electric Industries   COM              419870100     3652 168209.000SH      Sole               168209.000
Hilton Hotel Corporation       COM              432848109      413 8881.839 SH       Sole                 8881.839
Home Depot                     COM              437076102      742 22868.001SH       Sole                22868.001
Intel Corporation              COM              458140100     1853 71670.264SH       Sole                71670.264
International Business Machine COM              459200101     1043 8850.446 SH       Sole                 8850.446
J.P Morgan Chase & Co.         COM              46625H100      307 6706.000 SH       Sole                 6706.000
Johnson & Johnson              COM              478160104     9927 151103.000SH      Sole               151103.000
Johnson Controls               COM              478366107     7745 65575.000SH       Sole                65575.000
Lantronix Inc.                 COM                              11 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      501 17868.000SH       Sole                17868.000
Mcdonalds Corp.                COM              580135101     1012 18571.021SH       Sole                18571.021
Medcohealth Solutions          COM                             235 2597.000 SH       Sole                 2597.000
Merrill Lynch & Co.            COM              590188108      609 8550.000 SH       Sole                 8550.000
Microsoft Corporation          COM              594918104     2902 98507.572SH       Sole                98507.572
Minnesota Mining Mfg           COM              604059105     5333 56990.000SH       Sole                56990.000
Motorola, Inc.                 COM              620076109      745 40221.101SH       Sole                40221.101
Nordstrom, Inc.                COM              655664100     3031 64642.764SH       Sole                64642.764
Occidental Petroleum           COM              674599105      346 5398.000 SH       Sole                 5398.000
Oracle Corporation             COM              68389X105      405 18728.000SH       Sole                18728.000
Panera Bread Company           COM                            2011 49300.000SH       Sole                49300.000
Patriot Transportation Holding COM              70337B102     5098 51838.000SH       Sole                51838.000
Pepco Holdings Inc.            COM              737679100      416 15362.000SH       Sole                15362.000
Pepsico Inc.                   COM              713448108     7667 104648.051SH      Sole               104648.051
Pfizer                         COM              717081103     2901 118730.879SH      Sole               118730.879
Piedmont Natural Gas Co.       COM              720186105     1027 40950.000SH       Sole                40950.000
Post Properties Inc.           COM              737464107      428 11050.000SH       Sole                11050.000
Potash Corp. of Saskatchewan,  COM                             481 4550.000 SH       Sole                 4550.000
Procter & Gamble               COM              742718109     9526 135435.000SH      Sole               135435.000
Protective Life Corp.          COM              743674103      449 10590.000SH       Sole                10590.000
Raytheon Company               COM                             491 7700.000 SH       Sole                 7700.000
Regency Centers Corporation    COM              758939102     1897 24720.000SH       Sole                24720.000
Regions Financial Corp.        COM                            2898 98309.000SH       Sole                98309.000
Royal Dutch Petroleum          COM              780257804     2598 31611.000SH       Sole                31611.000
S&P 400 Midcap MDRS            COM                            2039 12677.000SH       Sole                12677.000
SAFECO Corporation             COM                            1543 25207.000SH       Sole                25207.000
Saul Centers Inc.              COM                             335 6500.000 SH       Sole                 6500.000
Schlumberger Limited           COM              806857108      345 3285.000 SH       Sole                 3285.000
Sony Corporation               COM              835699307     1053 21905.000SH       Sole                21905.000
Southern Company               COM              842587107     5657 155919.000SH      Sole               155919.000
Spectra Energy Corp.           COM                            2632 107509.000SH      Sole               107509.000
Starbucks Corporation          COM              855244109     4937 188425.000SH      Sole               188425.000
Stryker Corp Com               COM              863667101      900 13083.000SH       Sole                13083.000
Sun Microsys Inc.              COM                              85 15200.000SH       Sole                15200.000
Suntrust Banks Inc.            COM              867914103      388 5121.000 SH       Sole                 5121.000
Swiss Helvetia Fund Inc.       COM                             299 16531.000SH       Sole                16531.000
Sysco Corporation              COM              871829107      631 17739.000SH       Sole                17739.000
Target Inc.                    COM              87612E106     1863 29306.000SH       Sole                29306.000
The Goldman Sachs Group Inc    COM              38141G104     4951 22845.000SH       Sole                22845.000
United Technologies Corp.      COM              913017109      220 2728.000 SH       Sole                 2728.000
Vanguard Index Small-Cap Growt COM                             472 6370.000 SH       Sole                 6370.000
Vanguard Index Small-Cap Value COM                             308 4350.000 SH       Sole                 4350.000
Vanguard Mid-Cap VIPERs        COM              922908629      880 11050.000SH       Sole                11050.000
Wachovia Corp.                 COM              929771103     5099 101675.091SH      Sole               101675.091
Wal-Mart Stores                COM              931142103      364 8350.000 SH       Sole                 8350.000
Walgreen Co                    COM              931422109      858 18155.000SH       Sole                18155.000
Wealth Minerals LTD F          COM                             331 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     8217 230690.000SH      Sole               230690.000
Weyerhaeuser Co.               COM              962166104     3504 48470.000SH       Sole                48470.000
Windstream Corp                COM                             397 28146.999SH       Sole                28146.999
Wyeth                          COM              983024100      228 5120.000 SH       Sole                 5120.000
Yum! Brands, Inc.              COM              895953107      209 6171.505 SH       Sole                 6171.505
Zimmer Holdings Inc.           COM              98956P102      780 9625.000 SH       Sole                 9625.000
ebank Financial Services Inc.  COM                              24 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     9885 119690.480SH      Sole               119690.480
Citigroup VII 7.125%           PFD              17306n203     1424    56900 SH       Sole                    56900
Goldman Sachs Group Series B 6 PFD              38144x500     1497    61975 SH       Sole                    61975
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      447    18000 SH       Sole                    18000
JPM Chase Series S 6.625%      PFD              48123a207      648    27050 SH       Sole                    27050
Regency Centers Corp Pfd. 7.45 PFD              758849202      263    10850 SH       Sole                    10850
Entergy Corp 7.625% Conv Pfd D                  29364G202      214     3200 SH       Sole                     3200
Nicholas-Applegate Cnvrt & Inc                  65370F101      514    34701 SH       Sole                    34701
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